Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrant reserve [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Balance at Dec. 31, 2024	$ 110,742,984	$ 7,698,304	$ 3,776,428	$ (117,465,829)	$ (609,420)	$ 479,316	$ 4,621,783
Balance, shares at Dec. 31, 2024	5,427,795
IfrsStatementLineItems [Line Items]
Shares issued for financing	$ 22,628,469						22,628,469
Shares issued for financing, shares	7,215,000
Share issue costs - Financing	$ (3,059,837)	796,555					(2,263,282)
Warrants issued			1,103,825				1,103,825
Shares issued for exercise of overallotment	$ 265,971						265,971
Shares issued for exercise of overallotment, shares	100,000
Shares issue costs – overallotment	$ (28,030)						(28,030)
Shares issued for exercise of warrants	$ 4,304,475		(128,668)				4,175,807
Shares issued for the exercise of warrants, shares	1,184,167
Shares issued for exercise of RSU’s	$ 935,730	(935,730)
Shares issued for the exercise of RSUs, shares	41,016
Share-based payments		664,334					664,334
Net loss				(8,186,986)			(8,186,986)
Change in fair value of equity investments at FVOCI					14,285		14,285
Translation of foreign operations						(10,645)	(10,645)
Balance at Jun. 30, 2025	$ 135,789,762	8,223,463	4,751,585	(125,652,815)	(595,135)	468,671	22,985,531
Balance, shares at Jun. 30, 2025	13,967,978
IfrsStatementLineItems [Line Items]
Shares issued for financing	$ 34,279,276						34,279,276
Shares issued for financing, shares	4,672,895
Share issue costs - Financing	$ (4,241,065)	1,429,172					(2,811,893)
Shares issued for exercise of warrants	$ 63,557,141	(2,716,408)	(4,625,051)				56,215,682
Shares issued for the exercise of warrants, shares	10,528,180
Shares issued for exercise of RSU’s	$ 313,393	(313,393)
Shares issued for the exercise of RSUs, shares	175,722
Share-based payments		724,623					724,623
Net loss				(14,794,093)			(14,794,093)
Unrealized gain on investments available for sale					50,001		50,001
Other comprehensive income (loss)						(52,332)	(52,332)
Balance at Dec. 31, 2025	$ 229,698,507	7,347,457	126,534	(140,446,908)	(545,134)	416,339	96,596,795
Balance, shares at Dec. 31, 2025	29,344,775
IfrsStatementLineItems [Line Items]
Shares issued for financing	$ 48,033,503						48,033,503
Shares issued for financing, shares	5,030,000
Share issue costs - Financing	$ (5,729,246)	2,976,520					(2,752,726)
Shares issued for exercise of warrants	$ 19,367,257						19,367,257
Shares issued for the exercise of warrants, shares	2,121,164
Shares issued for exercise of RSU’s	$ 4,535,969	(4,535,969)
Shares issued for the exercise of RSUs, shares	652,584
Share-based payments		5,168,279					5,168,279
Net loss				(17,661,700)			(17,661,700)
Unrealized gain on investments available for sale					(42,857)		(42,857)
Other comprehensive income (loss)						161,609	161,609
Balance at Jun. 30, 2026	$ 295,905,990	$ 10,956,287	$ 126,534	$ (158,108,608)	$ (587,991)	$ 577,948	$ 148,870,160
Balance, shares at Jun. 30, 2026	37,148,523